UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	January 31,

Date of reporting period:	April 30, 2019

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments • April 30, 2019 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT		ON DATE OF	MATURITY
(000)		PURCHASE	DATE	VALUE
	Repurchase Agreements (56.4%)
$149,000	ABN Amro Securities LLC, (Interest in $600,000,000 joint repurchase agreement, 2.76% dated 04/30/19 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $600,046,000 on 05/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 10/01/48; valued at $618,171,766)	2.76%	05/01/19	$149,000,000
63,000	Credit Agricole Corporate & Investment Bank, (Interest in $850,000,000 joint repurchase agreement, 2.75% dated 04/30/19 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $850,064,931 on 05/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, triparty agent, were various U.S. Government agency securities with various maturities to 11/01/48; valued at $874,431,741)	2.75	05/01/19	63,000,000
35,000	ING Financial Markets LLC, (dated 03/20/19; proceeds $35,449,750; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 07/01/24 - 05/01/58; valued at $36,050,000) (a)	2.57	09/16/19	35,000,000
33,000	Natixis SA, (Interest in $2,275,000,000 joint repurchase agreement, 2.75% dated 04/30/19 under which Natixis, will repurchase the securities provided as collateral for $2,275,173,785 on 05/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/48; valued at $2,319,912,089)	2.75	05/01/19	33,000,000
122,000	Natixis SA, (Interest in $2,200,000,000 joint repurchase agreement, 2.77% dated 04/30/19 under which Natixis, will repurchase the securities provided as collateral for $2,200,169,278 on 05/01/19. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/01/48; valued at $2,252,901,372) (a)	2.77	05/01/19	122,000,000
	Total Repurchase Agreements (Cost $402,000,000)			402,000,000

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT		ON DATE OF		DEMAND	MATURITY
(000)		PURCHASE		DATE(b)	DATE	VALUE
	U.S. Agency Securities (29.0%)
	Federal Farm Credit Bank
$5,000	1 Month USD LIBOR - 0.13%	2.35	(c)%	05/13/19	05/13/19	$5,000,000
10,000	1 Month USD LIBOR - 0.12%	2.38	(c)	05/02/19	08/02/19	9,999,939
5,000	1 Month USD LIBOR - 0.11%	2.38	(c)	05/30/19	09/30/19	5,000,000
5,000	1 Month USD LIBOR - 0.10%	2.38	(c)	05/30/19	08/30/19	4,999,950
5,000	1 Month USD LIBOR - 0.08%	2.40	(c)	05/12/19	11/12/19	5,000,000
5,000	1 Month USD LIBOR - 0.05%	2.44	(c)	05/22/19	01/22/20	4,999,942
5,000	3 Month USD LIBOR + 0.05%	2.45	(c)	05/01/19	10/21/20	4,999,635
7,000	3 Month USD LIBOR - 0.15%	2.47	(c)	06/18/19	09/18/20	7,000,000
5,000	1 Month USD LIBOR + 0.00%	2.47	(c)	05/07/19	10/07/20	4,998,566
6,670	1 Month USD LIBOR + 0.00%	2.48	(c)	05/25/19	06/25/20	6,672,401
3,000	1 Month USD LIBOR - 0.01%	2.48	(c)	05/20/19	07/20/20	2,999,719
1,000	3 Month USD LIBOR + 0.07% (d)	2.48	(c)	08/01/19	05/01/20	999,960
5,000	1 Month USD LIBOR + 0.01%	2.49	(c)	05/28/19	08/28/20	5,000,000
4,000	1 Month USD LIBOR + 0.03%	2.50	(c)	05/25/19	08/25/20	3,999,718
5,000	1 Month USD LIBOR + 0.04%	2.52	(c)	05/11/19	02/11/21	5,000,000
4,740	1 Month USD LIBOR + 0.05%	2.54	(c)	05/21/19	02/21/20	4,745,006
2,000	3 Month USD LIBOR + 0.11%	2.57	(c)	05/01/19	01/15/21	2,000,000
	Federal Home Loan Bank
6,215		1.13		—	06/21/19	6,202,922
1,000	3 Month USD LIBOR - 0.28%	2.33	(c)	06/27/19	09/27/19	1,000,000
10,000		2.42		—	05/03/19	9,998,666
3,000		2.42		—	08/19/19	2,999,506
3,000	1 Month USD LIBOR - 0.07%	2.42	(c)	05/20/19	02/20/20	2,999,885
5,000		2.44		—	05/22/19	4,992,921
10,000		2.46		—	06/21/19	9,965,504
5,000	1 Month USD LIBOR - 0.01%	2.47	(c)	05/28/19	08/28/20	5,000,000
10,000		2.47		—	10/01/19	9,896,513
3,000	3 Month USD LIBOR + 0.03%	2.49	(c)	05/01/19	10/09/19	3,000,000
5,000	3 Month USD LIBOR + 0.04%	2.50	(c)	05/01/19	05/15/19	5,000,000
25,000	3 Month USD LIBOR + 0.04%	2.50	(c)	05/01/19	06/21/19	25,000,000

$3,000	3 Month USD LIBOR + 0.02%	2.50	(c)%	05/01/19	08/27/19	$3,000,000

15,000	3 Month USD LIBOR + 0.07%	2.53	(c)	05/01/19	03/27/20	15,000,000

10,000		2.53		—	06/19/19	9,965,972
5,000		2.53		—	07/02/19	4,978,472
2,000	3 Month USD LIBOR + 0.11%	2.57	(c)	05/01/19	10/01/20	2,000,000

2,000	3 Month USD LIBOR + 0.11%	2.59	(c)	05/01/19	06/10/20	2,000,000
	Total U.S. Agency Securities (Cost $206,415,197)					206,415,197

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT		ON DATE OF			MATURITY
(000)		PURCHASE			DATE	VALUE
	U.S. Treasury Securities (14.2%)
	U.S. Treasury Bills
15,000	(e)	2.45%		—	07/25/19	14,914,929
42,000	(e)	2.53		—	06/20/19	41,856,372
	U.S. Treasury Notes
3,000		1.25		—	06/30/19	2,993,750
2,000	3 Month Treasury Money Market Yield + 0.03%	2.45	(c)	05/01/19	04/30/20	2,000,353
10,000	3 Month Treasury Money Market Yield + 0.04%	2.46	(c)	05/01/19	07/31/20	10,000,691
16,000	3 Month Treasury Money Market Yield + 0.05%	2.46	(c)	05/01/19	10/31/20	15,992,838
13,000	3 Month Treasury Money Market Yield + 0.12%	2.53	(c)	05/01/19	01/31/21	12,993,671
	Total U.S. Treasury Securities (Cost $100,752,604)					100,752,604

	Total Investments (Cost $709,167,801) (f)(g)(h)				99.6%	709,167,801
	Other Assets in Excess of Liabilities				0.4	3,054,453
	Net Assets				100.0%	$712,222,254

LIBOR	London Interbank Offered Rate.
USD	United States Dollar.
(a)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2019.

(b)	Date of next interest rate reset.
(c)

Floating or variable rate securities: The rates disclosed are as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	All or a portion of the security is subject to delayed delivery.
(e)	Rate shown is the yield to maturity at April 30, 2019.
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended April 30, 2019, the Fund did not engage in any cross-trade transactions.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Percentage of
Total
PORTFOLIO COMPOSITION as of 04/30/19	Investments
Repurchase Agreements	56.7%
U.S. Agency Securities	29.1
U.S. Treasury Securities	14.2
100.0%

Morgan Stanley U.S. Government Money Market Trust

Notes to Portfolio of Investments • April 30, 2019 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Repurchase Agreements	$—	$402,000,000	$—	$402,000,000
U.S. Agency Securities	—	206,415,197	—	206,415,197
U.S. Treasury Securities	—	100,752,604	—	100,752,604
Total Assets	$—	$709,167,801	$—	$709,167,801

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 18, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 18, 2019